DETAILS OF CASH FLOWS	12 Months Ended
Dec. 31, 2018
DETAILS OF CASH FLOWS
DETAILS OF CASH FLOWS

15.  DETAILS OF CASH FLOWS

(a)	Items not involving current cash flows are shown in the following table:

Years ended December 31,	2018	2017

Straight-line rent amortization	$(4,274)	$1,101
Tenant incentive amortization	5,402	5,410
Unit-based compensation expense (note 11(b))	3,944	4,912
Fair value gains on investment properties	(354,707)	(212,106)
Depreciation and amortization	300	335
Fair value losses on financial instruments	562	823
Loss on sale of investment properties	6,871	427
Amortization of issuance costs relating to debentures and term loans	555	542
Amortization of deferred financing costs	497	219
Deferred income taxes	45,020	5,709
Other	1,040	98
	$(294,790)	$(192,530)

(b)	Changes in working capital balances are shown in the following table:

Years ended December 31,	2018	2017
Accounts receivable	$(1,626)	$(1,191)
Prepaid expenses and other	(475)	(362)
Accounts payable and accrued liabilities	5,788	(4,681)
Deferred revenue	(245)	(1,411)
Restricted cash	335	48
	$3,777	$(7,597)

(c)	Non‑cash investing and financing activities

The combined statement of cash flows for the year ended December 31, 2018 does not include i) property disposal proceeds of $0.2 million and $11.8 million that are expected to be received in the years 2019 and 2020, respectively (note 5), and ii) the special distribution declared in December 2018 of $54.8 million (note 10).  In addition,  during the year ended December 31, 2018,  64 thousand stapled units (2017 — 22 thousand stapled units) with a value of $3.2 million (2017 — $1.0 million) were issued under the Stapled Unit Plan (note 11(b)) and are not recorded in the combined statements of cash flows.

(d)	Cash and cash equivalents consist of:

Years ended December 31,	2018	2017

Cash	$534,975	$55,608
Short-term deposits	123,271	13,411
	$658,246	$69,019